UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ X ];  Amendment Number: 1

This Amendment (Check only one):  [] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	126 East 56th Street
		15th Floor
		New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, September 30, 2001
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $216440

List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Limited                    COM              G0070K103     4231   146558 SH       SOLE                    58175             88383
Aetna Incorporated             COM              00817Y108     4312   149270 SH       SOLE                    64370             84900
Alcoa Inc.                     COM              013817101      445    14360 SH       SOLE                    14360
Amgen Inc.                     COM              031162100     5305    90270 SH       SOLE                    35770             54500
Analog Devices Inc.            COM              032654105     2213    67675 SH       SOLE                    29775             37900
Aon Corporation                COM              037389103     5060   120485 SH       SOLE                    47485             73000
Black & Decker                 COM              091797100     2445    78370 SH       SOLE                    40170             38200
Burlington Resources           COM              122014103     4623   135130 SH       SOLE                    48730             86400
CVS Corporation                COM              126650100     2717    81825 SH       SOLE                    30425             51400
Calpine                        COM              131347106     3625   158920 SH       SOLE                    61120             97800
Canadian National Railway      COM              136375102     5960   156630 SH       SOLE                    60830             95800
Ceridian Corp New Com          COM              156779100     2864   197544 SH       SOLE                    77270            120274
Chevron Corporation            COM              166751107      322     3800 SH       SOLE                                       3800
Citigroup Inc.                 COM              172967101     7367   181900 SH       SOLE                    65400            116500
Comerica Inc.                  COM              200340107     3672    66275 SH       SOLE                    26375             39900
Consolidated Edison            COM              209115104     3974    97600 SH       SOLE                    34100             63500
Costco Wholesale Corp.         COM              22160K105     4640   130480 SH       SOLE                    49880             80600
Dell Corporation               COM              247025109     3647   196820 SH       SOLE                    77320            119500
Dynegy Holdings                COM              26816Q101     4028   116245 SH       SOLE                    45345             70900
El Paso Corp Com               COM              28336L109     3879    93350 SH       SOLE                    32150             61200
Eli Lilly & Co.                COM              532457108     4545    56315 SH       SOLE                    20515             35800
Emerson Electric               COM              291011104     2884    61275 SH       SOLE                    24975             36300
Enron Corporation              COM              293561106     3067   112615 SH       SOLE                    46115             66500
Exxon Mobil Corp.              COM              30231G102     6454   163810 SH       SOLE                    59510            104300
FPL Group                      COM              302571104     1732    32340 SH       SOLE                     7440             24900
Fannie Mae                     COM              313586109     4852    60600 SH       SOLE                    24600             36000
Freddie Mac                    COM              313400301     5497    84575 SH       SOLE                    33675             50900
General Motors, CL H           COM              370442832     2902   217670 SH       SOLE                    98670            119000
Georgia Pacific                COM              373298108     3921   136185 SH       SOLE                    54185             82000
Greenpoint Financial           COM              395384100     4047   115305 SH       SOLE                    44605             70700
Halliburton Co.                COM              406216101     2574   114150 SH       SOLE                    43350             70800
Hewlett Packard Company        COM              428236103     2544   158505 SH       SOLE                    60505             98000
Home Depot                     COM              437076102     4127   107545 SH       SOLE                    36445             71100
Honeywell Int'l Inc.           COM              438516106     2736   103623 SH       SOLE                    49270             54353
K Mart Corp.                   COM              482584109     2401   343480 SH       SOLE                   124780            218700
Kroger Company                 COM              501044101     5258   213375 SH       SOLE                    85675            127700
Liberty Media Group            COM              530718105     3770   296865 SH       SOLE                   109865            187000
MBIA                           COM              55262C100     3731    74630 SH       SOLE                    28530             46100
Merck Corporation              COM              589331107     1066    16000 SH       SOLE                                      16000
National Oilwell Inc.          COM              637071101     3081   212505 SH       SOLE                    81005            131500
Northrop Grumman Corp.         COM              666807102     4729    46820 SH       SOLE                    19520             27300
Novartis AG                    COM              66987V109     2982    76625 SH       SOLE                    27825             48800
Ocean Energy                   COM              67481E106     4350   266875 SH       SOLE                    96775            170100
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     5620   115880 SH       SOLE                    45980             69900
Pfizer Inc.                    COM              717081103     4082   101800 SH       SOLE                    40200             61600
Praxair Inc.                   COM              74005P104     3944    93895 SH       SOLE                    37395             56500
SBC Communications             COM              78387G103     4634    98340 SH       SOLE                    37140             61200
TMP Worldwide Inc.             COM              872941109     2491    87745 SH       SOLE                    33645             54100
Texaco Incorporated            COM              881694103     3737    57500 SH       SOLE                    24100             33400
Transocean Sedco Forex         COM              G90078109     3253   123220 SH       SOLE                    51120             72100
Tyco International Ltd.        COM              902124106     3763    82700 SH       SOLE                    23800             58900
United Technology              COM              913017109     3594    77285 SH       SOLE                    29485             47800
UnumProvident Corp.            COM              91529Y106      662    26205 SH       SOLE                     9205             17000
Washington Mutual              COM              939322103     5521   143480 SH       SOLE                    55380             88100
Waste Management Inc.          COM              94106L109     4623   172870 SH       SOLE                    69270            103600
Waters Corp.                   COM              941848103     4138   115680 SH       SOLE                    49880             65800
Williams Companies             COM              969457100     3141   115040 SH       SOLE                    50240             64800
XL Capital Ltd.                COM              G98255105     4661    59005 SH       SOLE                    23205             35800